Voya Large Cap Growth Portfolio Expense Example - Voya Large Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,483
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	901
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	846
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,196
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	$ 1,369